RELATED PARTY TRANSACTIONS - Liabilities with Related Parties (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Transactions with related parties
Accrued expenses	Rp 395	Rp 321
% of accrued expenses on total liabilities	0.46%	0.44%
Advances from customers	Rp 30	Rp 31
% of advances from customers on total liabilities	0.03%	0.05%
Short-term bank loans - (Note 16)	Rp 1,297	Rp 143
Percentage of short term bank loans on total liabilities	1.50%	0.19%
Two-step loans (Note 17a)	Rp 1,098	Rp 1,292
Percentage of two step loans on total liabilities	1.27%	1.74%
Long-term bank loans - (Note 17c)	Rp 7,895	Rp 6,325
Percentage of long term bank loans on total liabilities	9.14%	8.54%
Other borrowings (Note 17d)	Rp 1,295	Rp 697
Percentage of other borrowings on total liabilities	1.50%	0.94%
Ministry of Finance
Transactions with related parties
Accrued expenses	Rp 9	Rp 12
% of accrued expenses on total liabilities	0.01%	0.02%
Advances from customers	Rp 19	Rp 19
% of advances from customers on total liabilities	0.02%	0.03%
Entities under common control
Transactions with related parties
Accrued expenses	Rp 151	Rp 186
% of accrued expenses on total liabilities	0.18%	0.25%
PLN
Transactions with related parties
Accrued expenses	Rp 113	Rp 124
% of accrued expenses on total liabilities	0.13%	0.17%
Advances from customers	Rp 11	Rp 12
% of advances from customers on total liabilities	0.01%	0.02%
State-owned banks
Transactions with related parties
Accrued expenses	Rp 22	Rp 52
% of accrued expenses on total liabilities	0.03%	0.07%
Others
Transactions with related parties
Accrued expenses	Rp 16	Rp 10
% of accrued expenses on total liabilities	0.02%	0.01%
Other related entities
Transactions with related parties
Accrued expenses	Rp 235	Rp 123
% of accrued expenses on total liabilities	0.27%	0.17%